Trade receivables (Schedule of Trade Receivables Composition) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2022 ILS (₪)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 ILS (₪)
Disclosure of financial assets [line items]
Open Accounts Current	₪ 151,255	$ 42,971		₪ 121,272
Credit cards	230	65		211
Checks Receivables Current	19,780	5,619		17,160
Less - provision for return of goods	(4,008)	(1,139)		(3,252)
Less - estimated credit loss	(1,419)	(403)		(1,374)
Total Trade receivables	₪ 165,838	$ 47,113	[1]	₪ 134,017

[1]	Convenience Translation into US Dollars.